Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 360,082	$ 342,961
Notes and accounts receivable, net	208,574	115,826
Inventories	163,104	110,162
Restricted assets-current	48,506	24,098
Noncurrent assets held for sale		11,124
Prepaid expenses and other current assets	37,846	13,922
Total current assets	818,112	618,093
Long-term investments	8,541	5,000
Property and equipment, net	124,478	105,496
Deferred income tax assets, net	6,358	4,615
Operating lease assets	5,616	6,704
Other assets	8,223	2,152
Total assets	971,328	742,060
Current Liabilities
Notes and accounts payable	80,768	44,535
Income tax payable	44,201	6,886
Refund liabilities	3,882	2,105
Accrued expenses and other current liabilities	152,668	105,218
Total current liabilities	281,519	158,744
Other long-term liabilities	32,177	25,574
Total liabilities	313,696	184,318
Commitments and Contingencies (Note 18)
Shareholders' Equity
Ordinary Shares at US$0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 138,168 thousand shares in 2020 and 139,764 thousand shares in 2021	1,398	1,382
Additional paid-in capital	294,656	275,132
Accumulated other comprehensive income (loss)	(540)	(349)
Retained Earnings	412,129	281,577
Treasury Stock	(50,011)
Total shareholders' equity	657,632	557,742
Total liabilities and shareholders' equity	$ 971,328	$ 742,060